Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Interest-bearing loans and borrowings
Schedule of interest bearing loans and borrowings

		Repayment	2017	2016	2015
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	152	94	189
Bank collateral			513	–	–
Finance leases			5	87	67
5.9% Callable bond	US dollars	2017	–	1,769	–
Floating rate notes	US dollars	2018	399	–	–
1.75% Callable bond	US dollars	2018	998	–	–
Other loans (Commercial paper)		Within one year	180	357	660
Total			2,247	2,307	916
Non-current liabilities
Finance leases			–	6	28
5.9% Callable bond	US dollars	2017	–	–	1,796
Floating rate notes	US dollars	2018	–	399	399
1.75% Callable bond	US dollars	2018	–	998	997
1.95% Callable bond	US dollars	2019	999	998	997
2.375% Callable bond	US dollars	2020	1,591	1,589	1,586
0.875% Non-callable bond	euros	2021	890	782	812
0.25% Callable bond	euros	2021	594	522	–
Floating rate notes	US dollars	2022	249	–	–
2.375% Callable bond	US dollars	2022	992	–	–
7% Guaranteed debentures	US dollars	2023	347	350	355
0.75% Callable bond	euros	2024	1,067	937	–
3.375% Callable bond	US dollars	2025	1,978	1,976	1,971
3.125% Callable bond	US dollars	2027	742	–	–
1.25% Callable bond	euros	2028	941	827	–
5.75% Non-callable bond	pounds sterling	2031	468	426	515
6.45% Callable bond	US dollars	2037	2,720	2,719	2,719
4% Callable bond	US dollars	2042	987	986	986
4.375% Callable bond	US dollars	2045	979	979	976
Other loans			16	7	–
Total			15,560	14,501	14,137

Schedule of reconciliation of interest bearing loans and borrowings

	Current	Non-current
	loans and	loans and
	borrowings	borrowings	Total
	$m	$m	$m
At 31 December 2016	2,307	14,501	16,808
Changes from financing cash flows
Repayment of obligations under finance leases	(14)	–	(14)
Issue of loans	–	1,988	1,988
Repayment of loans	(1,750)	–	(1,750)
Movement in short-term borrowings	336	–	336
Total changes in liabilities arising on financing activities	(1,428)	1,988	560
Movement in overdrafts	58	–	58
Transfers	1,394	(1,394)	–
Exchange and other movements	(84)	465	381
At 31 December 2017	2,247	15,560	17,807

Schedule of comparison of carrying values and fair values of interest-bearing loans and borrowings

:

	Instruments in a		Instruments		Instruments				Total
	fair value hedge		designated		designated in		Amortised		carrying	Fair
	relationship	[1]	at fair value	[2]	cash flow hedge	[3]	cost	[4]	value	value
	$m		$m		$m		$m		$m	$m
2015
Overdrafts	–		–		–		189		189	189
Finance leases due within one year	–		–		–		67		67	67
Finance leases due after more than one year	–		–		–		28		28	28
Loans due within one year	–		–		–		660		660	660
Loans due after more than one year	1,398		355		–		12,356		14,109	15,132
Total at 31 December 2015	1,398		355		–		13,300		15,053	16,076
2016
Overdrafts	–		–		–		94		94	94
Finance leases due within one year	–		–		–		87		87	87
Finance leases due after more than one year	–		–		–		6		6	6
Loans due within one year	770		–		–		1,356		2,126	2,161
Loans due after more than one year	598		350		2,286		11,261		14,495	15,826
Total at 31 December 2016	1,368		350		2,286		12,804		16,808	18,174
2017
Overdrafts	–		–		–		152		152	152
Finance leases due within one year	–		–		–		5		5	5
Loans due within one year	596		–		–		1,494		2,090	2,092
Loans due after more than one year	304		347		2,602		12,307		15,560	17,031
Total at 31 December 2017	900		347		2,602		13,958		17,807	19,280
[1]

Instruments designated as hedged items in fair value hedge relationships with respect to interest rate risk include a designated portion of the US dollar 5.9% Callable bond repaid in 2017, and a portion of the US dollar 1.75% Callable bond repayable in 2018.

[2]	Instruments designated at fair value through profit or loss include the US dollar 7% guaranteed debentures repayable in 2023.
[3]	Instruments designated in a cash flow hedge include the euro 0.25%, euro 0.75% and euro 1.25% Callable bonds repayable in 2021, 2024 and 2028 respectively.
[4]

Included within borrowings held at amortised cost are amounts designated as hedges of net investments in foreign operations of $1,054m (2016: $1,208m; 2015: $1,327m) held at amortised cost. The fair value of these borrowings was $1,206m at 31 December 2017 (2016: $1,400m; 2015: $1,516m).

Schedule of interest rates used to discount future cash flows for fair value adjustments

	2017			2016			2015
Loans and borrowings	1.9%	to	2.2%	1.5%	to	2.2%	1.2%	to	2.1%